Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Equity [Abstract]
Stockholders' Equity	Stockholders’ Equity
The table below summarizes the share activities of the Company's preferred and common stock.

	Number of Shares
(In thousands)	Preferred Stock	Class A Common Stock	Class B Common Stock
Shares outstanding at December 31, 2017	65,464	542,599	736
Shares issued upon redemption of OP Units	—	2	—
Repurchase of common stock	—	(42,306)	—
Equity-based compensation, net of forfeitures	—	3,257	—
Shares canceled for tax withholding on vested stock awards	—	(2,909)	—
Shares outstanding at March 31, 2018	65,464	500,643	736

Shares outstanding at December 31, 2018	57,464	483,347	734
Shares issued upon redemption of OP Units	—	3	—
Repurchase of common stock	—	(652)	—
Equity-based compensation, net of forfeitures	—	2,659	—
Shares canceled for tax withholding on vested stock awards	—	(582)	—
Shares outstanding at March 31, 2019	57,464	484,775	734
Preferred Stock
In the event of a liquidation or dissolution of the Company, preferred stockholders have priority over common stockholders for payment of dividends and distribution of net assets.
The table below summarizes the preferred stock issued and outstanding at March 31, 2019:

Description	Dividend Rate Per Annum	Initial Issuance Date	Shares Outstanding (in thousands)	Par Value (in thousands)	Liquidation Preference (in thousands)	Earliest Redemption Date
Series B	8.25%	February 2007	6,114	$61	$152,855	Currently redeemable
Series E	8.75%	May 2014	10,000	100	250,000	May 15, 2019
Series G	7.5%	June 2014	3,450	35	86,250	June 19, 2019
Series H	7.125%	April 2015	11,500	115	287,500	April 13, 2020
Series I	7.15%	June 2017	13,800	138	345,000	June 5, 2022
Series J	7.125%	September 2017	12,600	126	315,000	September 22, 2022
			57,464	$575	$1,436,605

All series of preferred stock are at parity with respect to dividends and distributions, including distributions upon liquidation, dissolution or winding up of the Company. Dividends on each series of preferred stock of the Company are payable quarterly in arrears, in the case of the Series B and E preferred stock, in February, May, August and November, and in the case of Series G, H, I and J preferred stock, in January, April, July and October.
Each series of preferred stock is redeemable on or after the earliest redemption date for that series at $25.00 per share plus accrued and unpaid dividends (whether or not declared) exclusively at the Company’s option. The redemption period for each series of preferred stock is subject to the Company’s right under limited circumstances to redeem the preferred stock earlier in order to preserve its qualification as a REIT or upon the occurrence of a change of control (as defined in the articles supplementary relating to each series of preferred stock).
Preferred stock generally does not have any voting rights, except if the Company fails to pay the preferred dividends for six or more quarterly periods (whether or not consecutive). Under such circumstances, the preferred stock will be entitled to vote, together as a single class with any other series of parity stock upon which like voting rights have been conferred and are exercisable, to elect two additional directors to the Company’s board of directors, until all unpaid dividends have been paid or declared and set aside for payment. In addition, certain changes to the terms of any series of preferred stock cannot be made without the affirmative vote of holders of at least two-thirds of the outstanding shares of each such series of preferred stock voting separately as a class for each series of preferred stock.
Redemption of Preferred Stock
In May 2018, the Company redeemed all of its outstanding Series D preferred stock, with settlement in July 2018. The preferred stock redemption was at $25.00 per share liquidation preference plus accrued and unpaid dividends prorated to the redemption date. The deficit of the $25.00 per share liquidation preference over the carrying value of the preferred stock redeemed resulted in an increase to net income attributable to common stockholders.
Common Stock
Except with respect to voting rights, class A common stock and class B common stock have the same rights and privileges and rank equally, share ratably in dividends and distributions, and are identical in all respects as to all matters. Class A common stock has one vote per share and class B common stock has thirty-six and one-half votes per share. This gives the holders of class B common stock a right to vote that reflects the aggregate outstanding non-voting economic interest in the Company (in the form of OP Units) attributable to class B common stock holders and therefore, does not provide any disproportionate voting rights. Class B common stock was issued as consideration in the Company's acquisition in April 2015 of the investment management business and operations of its former manager, which was previously controlled by the Company's Executive Chairman. Each share of class B common stock shall convert automatically into one share of class A common stock if the Executive Chairman or his beneficiaries directly or indirectly transfer beneficial ownership of class B common stock or OP Units held by them, other than to certain qualified transferees, which generally includes affiliates and employees. In addition, each holder of class B common stock has the right, at the holder’s option, to convert all or a portion of such holder’s class B common stock into an equal number of shares of class A common stock.
Common Stock Repurchases
During the three months ended March 31, 2019, the Company repurchased 652,311 shares of its class A common stock, at an aggregate cost of approximately $3.2 million (excluding commissions), or a weighted average price of $4.84 per share pursuant to a $300 million share repurchase program authorized by its board of directors in May 2018, and extended in May 2019 for an additional one year term.
During the year ended December 31, 2018, the Company repurchased 61,417,755 shares of its class A common stock, at an aggregate cost of approximately $350.1 million (excluding commissions), or a weighted average price of $5.70 per share. These repurchases were made pursuant to the Company's $300 million share repurchase program authorized in February 2018 and the May 2018 stock repurchase program.
Dividend Reinvestment and Direct Stock Purchase Plan
The Company's Dividend Reinvestment and Direct Stock Purchase Plan (the “DRIP Plan”) provides existing common stockholders and other investors the opportunity to purchase shares (or additional shares, as applicable) of the Company's class A common stock by reinvesting some or all of the cash dividends received on their shares of the Company's class A common stock or making optional cash purchases within specified parameters. The DRIP Plan involves the acquisition of the Company's class A common stock either in the open market, directly from the Company as newly issued common stock, or in privately negotiated transactions with third parties. There were no shares of class A common stock acquired under the DRIP Plan in the form of new issuances during the three months ended March 31, 2019 and during the year ended December 31, 2018.
Accumulated Other Comprehensive Income (Loss)
The following tables present the changes in each component of AOCI attributable to stockholders and noncontrolling interests in investment entities, net of immaterial tax effect. AOCI attributable to noncontrolling interests in Operating Company is immaterial.
Changes in Components of AOCI—Stockholders

(In thousands)	Company's Share in AOCI of Equity Method Investments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Gain (Loss)	Unrealized Gain (Loss) on Net Investment Hedges	Total
AOCI at December 31, 2017	$5,616	$14,418	$—	$45,931	$(18,649)	$47,316
Cumulative effect of adoption of new accounting pronouncements	(202)	—	—	—	—	(202)
Other comprehensive income (loss) before reclassifications	1,009	(15,736)	—	35,759	(18,534)	2,498
Amounts reclassified from AOCI	—	(3,800)	—	4,163	(938)	(575)
AOCI at March 31, 2018	$6,423	$(5,118)	$—	$85,853	$(38,121)	$49,037

AOCI at December 31, 2018	$3,629	$(3,175)	$(91)	$6,618	$7,018	$13,999
Other comprehensive income (loss) before reclassifications	4,683	1,312	(129)	(11,103)	13,954	8,717
Amounts reclassified from AOCI	—	626	—	(955)	(249)	(578)
AOCI at March 31, 2019	$8,312	$(1,237)	$(220)	$(5,440)	$20,723	$22,138

Changes in Components of AOCI—Noncontrolling Interests in Investment Entities

(In thousands)	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Gain (Loss)	Unrealized Gain (Loss) on Net Investment Hedges	Total
AOCI at December 31, 2017	$—	$—	$38,948	$3,127	$42,075
Other comprehensive income (loss) before reclassifications	—	—	29,242	(4,817)	24,425
Amounts reclassified from AOCI	—	—	4,415	1,267	5,682
AOCI at March 31, 2018	$—	$—	$72,605	$(423)	$72,182

AOCI at December 31, 2018	$—	(390)	$(600)	$9,644	$8,654
Other comprehensive income (loss) before reclassifications	—	(525)	(15,379)	(2,169)	(18,073)
Amounts reclassified from AOCI	—	—	—	444	444
AOCI at March 31, 2019	$—	$(915)	$(15,979)	$7,919	$(8,975)

Reclassifications out of AOCI—Stockholders
Information about amounts reclassified out of AOCI attributable to stockholders by component is presented below:

(In thousands)	Three Months Ended March 31,		Affected Line Item in the Consolidated Statements of Operations
Component of AOCI reclassified into earnings	2019	2018
Realized gain (loss) on marketable securities	$—	$7,906	Other gain (loss), net
Other-than-temporary impairment and write-offs of securities	(626)	(4,106)	Other gain (loss), net
Release of cumulative translation adjustments	955	(4,163)	Other gain (loss), net
Unrealized gain (loss) on dedesignated net investment hedges	24	(1,498)	Other gain (loss), net
Realized gain (loss) on net investment hedges	225	2,436	Other gain (loss), net

Stockholders’ Equity
The table below summarizes the share activities of the Company's preferred and common stock.
As a result of the Merger, each outstanding share of Colony's class A and class B common stock was converted into the right to receive 1.4663 shares of the Company's class A and class B common stock, respectively. Accordingly, the Company's common shares outstanding for all periods prior to January 10, 2017 have been adjusted to reflect the Colony exchange ratio of 1.4663.

	Number of Shares
(In thousands)	Preferred Stock	Class A Common Stock	Class B Common Stock
Shares outstanding at December 31, 2015	25,030	163,777	801
Repurchase of preferred stock (1)	(964)	—	—
Contribution of preferred stock to an affiliate (1)	964	—	—
Shares issued upon redemption of OP units	—	1,370	—
Conversion of class B to class A common stock	—	31	(31)
Equity-based compensation, net of forfeitures	—	1,478	—
Shares canceled for tax withholding on vested stock awards	—	(216)	—
Shares outstanding at December 31, 2016	25,030	166,440	770
Consideration for the Merger (2)	39,466	392,120	—
Issuance of preferred stock	26,400	—	—
Redemption of preferred stock	(25,432)	—	—
Shares canceled (3)	—	(2,984)	—
Shares issued upon redemption of OP Units	—	1,684	—
Conversion of class B to class A common stock	—	34	(34)
Repurchase of common stock	—	(23,371)	—
Exchange of notes for class A common stock	—	233	—
Equity-based compensation, net of forfeitures	—	8,096	—
Redemption of restricted stock units	—	775	—
Shares canceled for tax withholding on vested stock awards	—	(428)	—
Shares outstanding at December 31, 2017	65,464	542,599	736
Redemption of preferred stock	(8,000)	—	—
Shares issued upon redemption of OP Units (4)	—	2,074	—
Shares issued for settlement of contingent consideration—Internalization (Note 14)	—	15	40
Conversion of class B to class A common stock	—	42	(42)
Repurchase of common stock	—	(61,418)
Equity-based compensation, net of forfeitures	—	3,394	—
Shares canceled for tax withholding on vested stock awards	—	(3,359)	—
Shares outstanding at December 31, 2018	57,464	483,347	734
__________

(1)
In January 2016, the Company repurchased 963,718 shares in aggregate of its preferred stock for approximately $20.0 million. In March 2016, the Company contributed the preferred stock at its purchase price to an investment vehicle (the "REIT Securities Venture"), which is a joint venture with a private fund managed by the Company. The Company holds an approximate 4.4% interest in the REIT Securities Venture, accounted for under the equity method. The REIT Securities Venture invests in equity of publicly traded U.S. REITs, including securities of the Company.

(2)
Shares were legally issued by the Company, as the surviving combined entity, as consideration for the Merger. However, as the Merger was accounted for as a reverse acquisition, the consideration transferred was measured based upon the number of shares of common stock and preferred stock that Colony, as the accounting acquirer, would theoretically have issued to the shareholders of NSAM and NRF to achieve the same ratio of ownership in the Company upon completion of the Merger (Note 3).

(3)	Represents NRF shares held by NSAM that were canceled upon consummation of the Merger, after giving effect to the exchange ratio.

(4)
Includes 572,567 shares of class A common stock issued upon redemption of an equivalent number of OP Units that were issued for settlement of the contingent consideration in connection with the Internalization (Note 17).

Preferred Stock
In the event of a liquidation or dissolution of the Company, preferred stockholders have priority over common stockholders for payment of dividends and distribution of net assets.
The table below summarizes the preferred stock issued and outstanding at December 31, 2018:

Description	Dividend Rate Per Annum	Initial Issuance Date	Shares Outstanding (in thousands)	Par Value (in thousands)	Liquidation Preference (in thousands)	Earliest Redemption Date
Series B	8.25%	February 2007 (1)	6,114	$61	$152,855	Currently redeemable
Series E	8.75%	May 2014 (1)	10,000	100	250,000	May 15, 2019
Series G	7.5%	June 2014 (1)	3,450	35	86,250	June 19, 2019
Series H	7.125%	April 2015 (1)	11,500	115	287,500	April 13, 2020
Series I	7.15%	June 2017	13,800	138	345,000	June 5, 2022
Series J	7.125%	September 2017	12,600	126	315,000	September 22, 2022
			57,464	$575	$1,436,605

__________

(1)	Represents initial issuance date pre-Merger by NRF or Colony, as applicable.
All series of preferred stock are at parity with respect to dividends and distributions, including distributions upon liquidation, dissolution or winding up of the Company. Dividends on each series of preferred stock of the Company are payable quarterly in arrears, in the case of the Series B and E preferred stock, in February, May, August and November, and in the case of Series G, H, I and J preferred stock, in January, April, July and October.
Each series of preferred stock is redeemable on or after the earliest redemption date for that series at $25.00 per share plus accrued and unpaid dividends (whether or not declared) exclusively at the Company’s option. The redemption period for each series of preferred stock is subject to the Company’s right under limited circumstances to redeem the preferred stock earlier in order to preserve its qualification as a REIT or upon the occurrence of a change of control (as defined in the articles supplementary relating to each series of preferred stock).
Preferred stock generally does not have any voting rights, except if the Company fails to pay the preferred dividends for six or more quarterly periods (whether or not consecutive). Under such circumstances, the preferred stock will be entitled to vote, together as a single class with any other series of parity stock upon which like voting rights have been conferred and are exercisable, to elect two additional directors to the Company’s board of directors, until all unpaid dividends have been paid or declared and set aside for payment. In addition, certain changes to the terms of any series of preferred stock cannot be made without the affirmative vote of holders of at least two-thirds of the outstanding shares of each such series of preferred stock voting separately as a class for each series of preferred stock.
Issuance and Redemption of Preferred Stock
The Company issued 13.8 million shares of Series I preferred stock in June 2017 and 12.6 million shares of Series J preferred stock in September 2017 with dividend rates of 7.15% and 7.125% per annum, respectively. Proceeds received for Series I and Series J preferred stock totaled $637.9 million, net of underwriting discounts and offering costs payable by the Company. The Company applied the proceeds from the offerings, combined with available cash, to redeem all of the outstanding shares of Series A, Series F and Series C preferred stock and a portion of the outstanding shares of Series B preferred stock for $644.9 million in aggregate.
In May 2018, the Company issued a notice of redemption for all outstanding Series D preferred stock, with the redemption settled in July 2018.
All preferred stock redemptions were at $25.00 per share liquidation preference plus accrued and unpaid dividends prorated to their respective redemption dates. The excess or deficit of the $25.00 per share liquidation preference over the carrying value of the respective preferred stock redeemed results in a decrease or increase to net income attributable to common stockholders, respectively.
Common Stock
Except with respect to voting rights, class A common stock and class B common stock have the same rights and privileges and rank equally, share ratably in dividends and distributions, and are identical in all respects as to all matters. Class A common stock has one vote per share and class B common stock has thirty-six and one-half votes per share. This gives the holders of class B common stock a right to vote that reflects the aggregate outstanding non-voting economic interest in the Company (in the form of OP Units) attributable to class B common stock holders and therefore, does not provide any disproportionate voting rights. Class B common stock was issued as consideration in the Company's acquisition in April 2015 of the investment management business and operations of its former manager, which was previously controlled by the Company's Executive Chairman. Each share of class B common stock shall convert automatically into one share of class A common stock if the Executive Chairman or his beneficiaries directly or indirectly transfer beneficial ownership of class B common stock or OP Units held by them, other than to certain qualified transferees, which generally includes affiliates and employees. In addition, each holder of class B common stock has the right, at the holder’s option, to convert all or a portion of such holder’s class B common stock into an equal number of shares of class A common stock.
In connection with the consummation of the Merger, on January 20, 2017, the Company paid a dividend of $0.04444 per share of each Colony and NRF common stock to stockholders of record on January 9, 2017, representing a pro rata dividend for the period from January 1, 2017 through January 10, 2017 on a pre-exchange basis (or $0.03 after giving effect to the Colony exchange ratio of 1.4663). Additionally, the Company declared a dividend of $0.24 per share for the period from January 11, 2017 through March 31, 2017. Accordingly, dividends declared for the first quarter of 2017 per common share is equivalent to $0.27 per share after giving effect to the exchange ratio. On January 27, 2017, the Company paid a one-time special dividend of $1.16 per share of common stock to former NSAM stockholders of record on January 3, 2017.
Common Stock Repurchases
On May 23, 2018, the Company announced that its board of directors authorized a common stock repurchase program pursuant to which the Company may repurchase up to $300 million of its outstanding shares of class A common stock over a one-year period, either in the open market or through privately negotiated transactions. The newly announced program is in addition to the $300 million share repurchase program the Company announced in February 2018, which program was completed in May 2018.
During the year ended December 31, 2018, the Company repurchased 61,417,755 shares of its class A common stock, at an aggregate cost of approximately $350.1 million (excluding commissions), or a weighted-average price of $5.70 per share.
In 2017, the Company had a similar stock repurchase program in which the Company repurchased the full authorized amount of $300.0 million (excluding commissions) of its outstanding class A common stock, equivalent to a total of 23,371,071 shares, at a weighted-average price of $12.84 per share. This included 2,150,120 shares of class A common stock repurchased for $29.8 million concurrent with the termination of the Call Spread, as discussed below.
Dividend Reinvestment and Direct Stock Purchase Plan
The Company's Dividend Reinvestment and Direct Stock Purchase Plan (the “DRIP Plan”) provides existing common stockholders and other investors the opportunity to purchase shares (or additional shares, as applicable) of the Company's class A common stock by reinvesting some or all of the cash dividends received on their shares of the Company's class A common stock or making optional cash purchases within specified parameters. The DRIP Plan involves the acquisition of the Company's class A common stock either in the open market, directly from the Company as newly issued common stock, or in privately negotiated transactions with third parties. There were no shares of class A common stock acquired under the DRIP Plan in the form of new issuances during the years ended December 31, 2018 and 2017.
Call Spread
Subsequent to the Merger, the Company guaranteed NSAM's obligation to a third party counterparty under a call option previously sold by NSAM, specifically a call spread transaction (the “Call Spread”) in which NSAM had previously purchased and sold a call option on its common stock. In March 2017, the Company terminated the Call Spread and received $21.9 million in settlement, including the release of $15.0 million of cash pledged as collateral. The net settlement was accounted for as a capital transaction.
Accumulated Other Comprehensive Income (Loss)
The following tables present the changes in each component of AOCI attributable to stockholders and noncontrolling interests in investment entities, net of immaterial tax effect. AOCI attributable to noncontrolling interests in Operating Company is immaterial.
Changes in Components of AOCI—Stockholders

(In thousands)	Company's Share in AOCI of Equity Method Investments	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Gain (Loss)	Unrealized Gain (Loss) on Net Investment Hedges	Total
AOCI at December 31, 2015	$—	$—	$(245)	$(42,125)	$23,948	$(18,422)
Other comprehensive income (loss) before reclassifications	131	(112)	7	(34,234)	21,123	(13,085)
Amounts reclassified from AOCI	(46)	—	197	(67)	(686)	(602)
AOCI at December 31, 2016	$85	$(112)	$(41)	$(76,426)	$44,385	$(32,109)
Other comprehensive income (loss) before reclassifications	5,450	(22,014)	41	124,846	(68,581)	39,742
Amounts reclassified from AOCI	81	36,544	—	(2,489)	5,547	39,683
AOCI at December 31, 2017	$5,616	$14,418	$—	$45,931	$(18,649)	$47,316
Cumulative effect of adoption of new accounting pronouncements	(202)	—	—	—	—	(202)
Other comprehensive income (loss) before reclassifications	(1,785)	(16,238)	(91)	(46,183)	34,113	(30,184)
Amounts reclassified from AOCI	—	(3,951)	—	6,870	(8,446)	(5,527)
Deconsolidation of N-Star CDO	—	2,596	—	—	—	2,596
AOCI at December 31, 2018	$3,629	$(3,175)	$(91)	$6,618	$7,018	$13,999

Changes in Components of AOCI—Noncontrolling Interests in Investment Entities

(In thousands)	Unrealized Gain (Loss) on Securities	Unrealized Gain (Loss) on Cash Flow Hedges	Foreign Currency Translation Gain (Loss)	Unrealized Gain (Loss) on Net Investment Hedges	Total
AOCI at December 31, 2015	$—	$(149)	$51	$(1)	$(99)
Other comprehensive income (loss) before reclassifications	(527)	—	(56,479)	12,669	(44,337)
Amounts reclassified from AOCI	—	149	(785)	(870)	(1,506)
AOCI at December 31, 2016	$(527)	$—	$(57,213)	$11,798	$(45,942)
Other comprehensive income (loss) before reclassifications	981	—	97,840	(10,659)	88,162
Amounts reclassified from AOCI	(454)	—	(1,679)	1,988	(145)
AOCI at December 31, 2017	$—	—	$38,948	$3,127	$42,075
Other comprehensive income (loss) before reclassifications	—	(390)	(39,621)	8,696	(31,315)
Amounts reclassified from AOCI	—	—	73	(2,179)	(2,106)
AOCI at December 31, 2018	$—	$(390)	$(600)	$9,644	$8,654

Reclassifications out of AOCI—Stockholders
Information about amounts reclassified out of AOCI attributable to stockholders by component is presented below:

(In thousands)	Year Ended December 31,			Affected Line Item in the Consolidated Statements of Operations
Component of AOCI reclassified into earnings	2018	2017	2016
Realized gain (loss) on marketable securities	$10,100	$(5,285)	$46	Other gain (loss), net
Other-than-temporary impairment and write-offs of securities	(6,149)	(31,259)	—	Other gain (loss), net
Deconsolidation of N-Star CDO	(2,596)	—	—	Other gain (loss), net
Unrealized gain on ineffective cash flow hedge	—	—	(197)	Other gain (loss), net
Release of cumulative translation adjustments	(6,870)	2,489	67	Other gain (loss), net
Unrealized gain (loss) on dedesignated net investment hedges	1,454	(1,829)	634	Other gain (loss), net
Realized gain (loss) on net investment hedges	6,992	(3,718)	52	Other gain (loss), net
Release of equity in AOCI of unconsolidated ventures	—	(81)	—	Earnings from investments in unconsolidated ventures